Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($)
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Oberweis Funds
Entity Central Index Key	0000803020
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
Oberweis Micro-Cap Fund | Investor Class [Member]
Shareholder Report [Line Items]
Fund Name	Oberweis Micro-Cap Fund
Class Name	Investor Class
Trading Symbol	OBMCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Oberweis Micro-Cap Fund (“OBMCX” or the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at no cost online at https://oberweisfunds.com/solutions/mutual-funds/, or by calling 800-245-7311.
Additional Information Phone Number	800-245-7311
Additional Information Website	https://oberweisfunds.com/solutions/mutual-funds/
Expenses [Text Block]
What were your Fund costs for the last six months? (based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Oberweis Micro-Cap Fund - Investor Class	$73	1.47%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	1.47%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Net Assets	$ 720,780,265
Holdings Count	86
Advisory Fees Paid, Amount	$ 3,207,267
Investment Company, Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of June 30, 2025)

Net Assets	Number of Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$720,780,265	86	20%	$3,207,267

Holdings [Text Block]

What did the Fund invest in?   (as of June 30, 2025) (unaudited)

Asset Allocation (% of Net Assets)

Equities	98.0
Other Assets less Liabilities	2.0

Top Ten Holdings (% of Net Assets)

Applied Optoelectronics, Inc.	3.4
American Superconductor Corp.	3.2
ADMA Biologics, Inc.	3.2
Camtek Ltd.	2.5
Tutor Perini Corp.	2.5
Silicon Motion Technology Corp. ADS	2.4
IMAX Corp.	2.2
Blue Bird Corp.	2.2
Rush Street Interactive, Inc.	2.2
GeneDx Hldgs. Corp.	2.1

Top Ten Industries (% of Net Assets)

Semiconductors & Semiconductor Equipment	12.1
Construction & Engineering	9.2
Biotechnology	7.8
Software	7.6
Electrical Equipment	4.7
Healthcare Equipment & Supplies	3.9
Machinery	3.8
Pharmaceuticals	3.5
Communications Equipment	3.4
Professional Services	3.2

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Applied Optoelectronics, Inc.	3.4
American Superconductor Corp.	3.2
ADMA Biologics, Inc.	3.2
Camtek Ltd.	2.5
Tutor Perini Corp.	2.5
Silicon Motion Technology Corp. ADS	2.4
IMAX Corp.	2.2
Blue Bird Corp.	2.2
Rush Street Interactive, Inc.	2.2
GeneDx Hldgs. Corp.	2.1

Oberweis Micro-Cap Fund | Institutional Class [Member]
Shareholder Report [Line Items]
Fund Name	Oberweis Micro-Cap Fund
Class Name	Institutional Class
Trading Symbol	OMCIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Oberweis Micro-Cap Fund (“OMCIX” or the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at no cost online at https://oberweisfunds.com/solutions/mutual-funds/, or by calling 800-245-7311.
Additional Information Phone Number	800-245-7311
Additional Information Website	https://oberweisfunds.com/solutions/mutual-funds/
Expenses [Text Block]
What were your Fund costs for the last six months? (based on a hypothetical $1,000,000 investment)
	Costs of a $1,000,000 investment	Costs paid as a percentage of a $1,000,000 investment
Oberweis Micro-Cap Fund - Institutional Class	$6,065	1.22%

Expenses Paid, Amount	$ 6,065
Expense Ratio, Percent	1.22%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Net Assets	$ 720,780,265
Holdings Count	86
Advisory Fees Paid, Amount	$ 3,207,267
Investment Company, Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of June 30, 2025)

Net Assets	Number of Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$720,780,265	86	20%	$3,207,267

Holdings [Text Block]

What did the Fund invest in?   (as of June 30, 2025) (unaudited)

Asset Allocation (% of Net Assets)

Equities	98.0
Other Assets less Liabilities	2.0

Top Ten Holdings (% of Net Assets)

Applied Optoelectronics, Inc.	3.4
American Superconductor Corp.	3.2
ADMA Biologics, Inc.	3.2
Camtek Ltd.	2.5
Tutor Perini Corp.	2.5
Silicon Motion Technology Corp. ADS	2.4
IMAX Corp.	2.2
Blue Bird Corp.	2.2
Rush Street Interactive, Inc.	2.2
GeneDx Hldgs. Corp.	2.1

Top Ten Industries (% of Net Assets)

Semiconductors & Semiconductor Equipment	12.1
Construction & Engineering	9.2
Biotechnology	7.8
Software	7.6
Electrical Equipment	4.7
Healthcare Equipment & Supplies	3.9
Machinery	3.8
Pharmaceuticals	3.5
Communications Equipment	3.4
Professional Services	3.2

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Applied Optoelectronics, Inc.	3.4
American Superconductor Corp.	3.2
ADMA Biologics, Inc.	3.2
Camtek Ltd.	2.5
Tutor Perini Corp.	2.5
Silicon Motion Technology Corp. ADS	2.4
IMAX Corp.	2.2
Blue Bird Corp.	2.2
Rush Street Interactive, Inc.	2.2
GeneDx Hldgs. Corp.	2.1

Oberweis Small-Cap Opportunities Fund | Investor Class [Member]
Shareholder Report [Line Items]
Fund Name	Oberweis Small-Cap Opportunities Fund
Class Name	Investor Class
Trading Symbol	OBSOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Oberweis Small Cap Opportunities Fund (“OBSOX” or the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at no cost online at https://oberweisfunds.com/solutions/mutual-funds/, or by calling 800-245-7311.
Additional Information Phone Number	800-245-7311
Additional Information Website	https://oberweisfunds.com/solutions/mutual-funds/
Expenses [Text Block]
What were your Fund costs for the last six months? (based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Oberweis Small Cap Opportunities Fund - Investor Class	$63	1.25%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.25%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Net Assets	$ 1,512,447,793
Holdings Count	77
Advisory Fees Paid, Amount	$ 5,674,802
Investment Company, Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of June 30, 2025)

Net Assets	Number of Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$1,512,447,793	77	36%	$5,674,802

Holdings [Text Block]

What did the Fund invest in?   (as of June 30, 2025) (unaudited)

Asset Allocation (% of Net Assets)

Equities	97.0
Other Assets less Liabilities	3.0

Top Ten Holdings (% of Net Assets)

Credo Technology Group Hldg. Ltd.	4.2
SharkNinja, Inc.	2.9
Encompass Health Corp.	2.8
Itron, Inc.	2.4
Frontdoor, Inc.	2.4
SkyWest, Inc.	2.1
Nova Ltd.	2.1
Rambus, Inc.	2.0
ADMA Biologics, Inc.	2.0
Waystar Hldg. Corp.	1.9

Top Ten Industries (% of Net Assets)

Semiconductors & Semiconductor Equipment	13.5
Software	12.6
Electronic Equipment, Instruments & Components	7.7
Diversified Consumer Services	5.9
Healthcare Providers & Services	5.3
Biotechnology	4.0
Machinery	3.7
Healthcare Equipment & Supplies	3.2
Communications Equipment	3.2
Household Durables	2.9

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Credo Technology Group Hldg. Ltd.	4.2
SharkNinja, Inc.	2.9
Encompass Health Corp.	2.8
Itron, Inc.	2.4
Frontdoor, Inc.	2.4
SkyWest, Inc.	2.1
Nova Ltd.	2.1
Rambus, Inc.	2.0
ADMA Biologics, Inc.	2.0
Waystar Hldg. Corp.	1.9

Oberweis Small-Cap Opportunities Fund | Institutional Class [Member]
Shareholder Report [Line Items]
Fund Name	Oberweis Small-Cap Opportunities Fund
Class Name	Institutional Class
Trading Symbol	OBSIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Oberweis Small Cap Opportunities Fund (“OBSIX” or the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at no cost online at https://oberweisfunds.com/solutions/mutual-funds/, or by calling 800-245-7311.
Additional Information Phone Number	800-245-7311
Additional Information Website	https://oberweisfunds.com/solutions/mutual-funds/
Expenses [Text Block]
What were your Fund costs for the last six months? (based on a hypothetical $1,000,000 investment)
	Costs of a $1,000,000 investment	Costs paid as a percentage of a $1,000,000 investment
Oberweis Small Cap Opportunities Fund - Institutional Class	$5,015	1.00%

Expenses Paid, Amount	$ 5,015
Expense Ratio, Percent	1.00%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Net Assets	$ 1,512,447,793
Holdings Count	77
Advisory Fees Paid, Amount	$ 5,674,802
Investment Company, Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of June 30, 2025)

Net Assets	Number of Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$1,512,447,793	77	36%	$5,674,802

Holdings [Text Block]

What did the Fund invest in?   (as of June 30, 2025) (unaudited)

Asset Allocation (% of Net Assets)

Equities	97.0
Other Assets less Liabilities	3.0

Top Ten Holdings (% of Net Assets)

Credo Technology Group Hldg. Ltd.	4.2
SharkNinja, Inc.	2.9
Encompass Health Corp.	2.8
Itron, Inc.	2.4
Frontdoor, Inc.	2.4
SkyWest, Inc.	2.1
Nova Ltd.	2.1
Rambus, Inc.	2.0
ADMA Biologics, Inc.	2.0
Waystar Hldg. Corp.	1.9

Top Ten Industries (% of Net Assets)

Semiconductors & Semiconductor Equipment	13.5
Software	12.6
Electronic Equipment, Instruments & Components	7.7
Diversified Consumer Services	5.9
Healthcare Providers & Services	5.3
Biotechnology	4.0
Machinery	3.7
Healthcare Equipment & Supplies	3.2
Communications Equipment	3.2
Household Durables	2.9

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Credo Technology Group Hldg. Ltd.	4.2
SharkNinja, Inc.	2.9
Encompass Health Corp.	2.8
Itron, Inc.	2.4
Frontdoor, Inc.	2.4
SkyWest, Inc.	2.1
Nova Ltd.	2.1
Rambus, Inc.	2.0
ADMA Biologics, Inc.	2.0
Waystar Hldg. Corp.	1.9

Oberweis Global Opportunities Fund | Investor Class [Member]
Shareholder Report [Line Items]
Fund Name	Oberweis Global Opportunities Fund
Class Name	Investor Class
Trading Symbol	OBEGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Oberweis Global Opportunities Fund (“OBEGX” or the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at no cost online at https://oberweisfunds.com/solutions/mutual-funds/, or by calling 800-245-7311.
Additional Information Phone Number	800-245-7311
Additional Information Website	https://oberweisfunds.com/solutions/mutual-funds/
Expenses [Text Block]
What were your Fund costs for the last six months? (based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Oberweis Global Opportunities Fund - Investor Class	$77	1.48%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	1.48%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Net Assets	$ 62,694,199
Holdings Count	58
Advisory Fees Paid, Amount	$ 238,293
Investment Company, Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of June 30, 2025)

Net Assets	Number of Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$62,694,199	58	46%	$238,293

Holdings [Text Block]

What did the Fund invest in?   (as of June 30, 2025) (unaudited)

Asset Allocation (% of Net Assets)

Equities	96.2
Other Assets less Liabilities	3.8

Top Ten Holdings (% of Net Assets)

Credo Technology Group Hldg. Ltd.	5.5
Ryohin Keikaku Co. Ltd.	5.5
ADMA Biologics, Inc.	4.3
Argan, Inc.	3.3
CTS Eventim AG & Co. KGaA	3.0
SharkNinja, Inc.	2.9
Games Workshop Group PLC	2.8
Ashtead Technology Hldgs. PLC	2.6
Zeta Global Hldgs. Corp.	2.5
BayCurrent, Inc.	2.5

Top Ten Industries (% of Net Assets)

Semiconductors & Semiconductor Equipment	9.0
Software	8.6
Biotechnology	7.1
Broadline Retail	5.5
Healthcare Equipment & Supplies	4.9
Insurance	4.8
Professional Services	4.7
Construction & Engineering	4.6
Household Durables	4.0
Trading Co. & Distribution	3.8

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Credo Technology Group Hldg. Ltd.	5.5
Ryohin Keikaku Co. Ltd.	5.5
ADMA Biologics, Inc.	4.3
Argan, Inc.	3.3
CTS Eventim AG & Co. KGaA	3.0
SharkNinja, Inc.	2.9
Games Workshop Group PLC	2.8
Ashtead Technology Hldgs. PLC	2.6
Zeta Global Hldgs. Corp.	2.5
BayCurrent, Inc.	2.5

Oberweis Global Opportunities Fund | Institutional Class [Member]
Shareholder Report [Line Items]
Fund Name	Oberweis Global Opportunities Fund
Class Name	Institutional Class
Trading Symbol	OBGIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Oberweis Global Opportunities Fund (“OBGIX” or the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at no cost online at https://oberweisfunds.com/solutions/mutual-funds/, or by calling 800-245-7311.
Additional Information Phone Number	800-245-7311
Additional Information Website	https://oberweisfunds.com/solutions/mutual-funds/
Expenses [Text Block]
What were your Fund costs for the last six months? (based on a hypothetical $1,000,000 investment)
	Costs of a $1,000,000 investment	Costs paid as a percentage of a $1,000,000 investment
Oberweis Global Opportunities Fund - Institutional Class	$6,389	1.23%

Expenses Paid, Amount	$ 6,389
Expense Ratio, Percent	1.23%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Net Assets	$ 62,694,199
Holdings Count	58
Advisory Fees Paid, Amount	$ 238,293
Investment Company, Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of June 30, 2025)

Net Assets	Number of Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$62,694,199	58	46%	$238,293

Holdings [Text Block]

What did the Fund invest in?   (as of June 30, 2025) (unaudited)

Asset Allocation (% of Net Assets)

Equities	96.2
Other Assets less Liabilities	3.8

Top Ten Holdings (% of Net Assets)

Credo Technology Group Hldg. Ltd.	5.5
Ryohin Keikaku Co. Ltd.	5.5
ADMA Biologics, Inc.	4.3
Argan, Inc.	3.3
CTS Eventim AG & Co. KGaA	3.0
SharkNinja, Inc.	2.9
Games Workshop Group PLC	2.8
Ashtead Technology Hldgs. PLC	2.6
Zeta Global Hldgs. Corp.	2.5
BayCurrent, Inc.	2.5

Top Ten Industries (% of Net Assets)

Semiconductors & Semiconductor Equipment	9.0
Software	8.6
Biotechnology	7.1
Broadline Retail	5.5
Healthcare Equipment & Supplies	4.9
Insurance	4.8
Professional Services	4.7
Construction & Engineering	4.6
Household Durables	4.0
Trading Co. & Distribution	3.8

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Credo Technology Group Hldg. Ltd.	5.5
Ryohin Keikaku Co. Ltd.	5.5
ADMA Biologics, Inc.	4.3
Argan, Inc.	3.3
CTS Eventim AG & Co. KGaA	3.0
SharkNinja, Inc.	2.9
Games Workshop Group PLC	2.8
Ashtead Technology Hldgs. PLC	2.6
Zeta Global Hldgs. Corp.	2.5
BayCurrent, Inc.	2.5

Oberweis China Opportunities Fund | Investor Class [Member]
Shareholder Report [Line Items]
Fund Name	Oberweis China Opportunities Fund
Class Name	Investor Class
Trading Symbol	OBCHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Oberweis China Opportunities Fund (“OBCHX” or the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at no cost online at https://oberweisfunds.com/solutions/mutual-funds/, or by calling 800-245-7311.
Additional Information Phone Number	800-245-7311
Additional Information Website	https://oberweisfunds.com/solutions/mutual-funds/
Expenses [Text Block]
What were your Fund costs for the last six months? (based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Oberweis China Opportunities Fund - Investor Class	$118	2.16%

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	2.16%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Net Assets	$ 43,999,775
Holdings Count	56
Advisory Fees Paid, Amount	$ 202,520
Investment Company, Portfolio Turnover	60.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of June 30, 2025)

Net Assets	Number of Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$43,999,775	56	60%	$202,520

Holdings [Text Block]

What did the Fund invest in?   (as of June 30, 2025) (unaudited)

Asset Allocation (% of Net Assets)

Equities	99.3
Short-Term Investments	0.3
Other Assets less Liabilities	0.4

Top Ten Holdings (% of Net Assets)

Tencent Hldgs. Ltd.	8.0
Alibaba Group Hldg. Ltd.	7.3
Xiaomi Corp.	7.0
Pop Mart International Group Ltd.	5.0
China Construction Bank Corp.	3.7
Zijin Mining Group Co. Ltd.	2.5
China Pacific Insurance (Group) Co. Ltd.	2.5
Meituan	2.4
Hong Kong Exchanges & Clearing Ltd.	2.4
NetEase, Inc.	2.4

Top Ten Industries (% of Net Assets)

Broadline Retail	10.3
Interactive Media & Services	9.8
Banks	9.6
Technology Hardware, Storage & Peripherals	6.9
Capital Markets	6.9
Specialty Retail	6.8
Biotechnology	5.0
Hotels, Restaurants & Leisure	4.0
Electronic Equipment, Instruments & Components	3.9
Metals & Mining	3.8

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Tencent Hldgs. Ltd.	8.0
Alibaba Group Hldg. Ltd.	7.3
Xiaomi Corp.	7.0
Pop Mart International Group Ltd.	5.0
China Construction Bank Corp.	3.7
Zijin Mining Group Co. Ltd.	2.5
China Pacific Insurance (Group) Co. Ltd.	2.5
Meituan	2.4
Hong Kong Exchanges & Clearing Ltd.	2.4
NetEase, Inc.	2.4

Oberweis China Opportunities Fund | Institutional Class [Member]
Shareholder Report [Line Items]
Fund Name	Oberweis China Opportunities Fund
Class Name	Institutional Class
Trading Symbol	OCHIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Oberweis China Opportunities Fund (“OCHIX” or the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at no cost online at https://oberweisfunds.com/solutions/mutual-funds/, or by calling 800-245-7311.
Additional Information Phone Number	800-245-7311
Additional Information Website	https://oberweisfunds.com/solutions/mutual-funds/
Expenses [Text Block]
What were your Fund costs for the last six months? (based on a hypothetical $1,000,000 investment)
	Costs of a $1,000,000 investment	Costs paid as a percentage of a $1,000,000 investment
Oberweis China Opportunities Fund - Institutional Class	$10,465	1.92%

Expenses Paid, Amount	$ 10,465
Expense Ratio, Percent	1.92%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Net Assets	$ 43,999,775
Holdings Count	56
Advisory Fees Paid, Amount	$ 202,520
Investment Company, Portfolio Turnover	60.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of June 30, 2025)

Net Assets	Number of Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$43,999,775	56	60%	$202,520

Holdings [Text Block]

What did the Fund invest in?   (as of June 30, 2025) (unaudited)

Asset Allocation (% of Net Assets)

Equities	99.3
Short-Term Investments	0.3
Other Assets less Liabilities	0.4

Top Ten Holdings (% of Net Assets)

Tencent Hldgs. Ltd.	8.0
Alibaba Group Hldg. Ltd.	7.3
Xiaomi Corp.	7.0
Pop Mart International Group Ltd.	5.0
China Construction Bank Corp.	3.7
Zijin Mining Group Co. Ltd.	2.5
China Pacific Insurance (Group) Co. Ltd.	2.5
Meituan	2.4
Hong Kong Exchanges & Clearing Ltd.	2.4
NetEase, Inc.	2.4

Top Ten Industries (% of Net Assets)

Broadline Retail	10.3
Interactive Media & Services	9.8
Banks	9.6
Technology Hardware, Storage & Peripherals	6.9
Capital Markets	6.9
Specialty Retail	6.8
Biotechnology	5.0
Hotels, Restaurants & Leisure	4.0
Electronic Equipment, Instruments & Components	3.9
Metals & Mining	3.8

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Tencent Hldgs. Ltd.	8.0
Alibaba Group Hldg. Ltd.	7.3
Xiaomi Corp.	7.0
Pop Mart International Group Ltd.	5.0
China Construction Bank Corp.	3.7
Zijin Mining Group Co. Ltd.	2.5
China Pacific Insurance (Group) Co. Ltd.	2.5
Meituan	2.4
Hong Kong Exchanges & Clearing Ltd.	2.4
NetEase, Inc.	2.4

Oberweis International Opportunities Fund | Investor Class [Member]
Shareholder Report [Line Items]
Fund Name	Oberweis International Opportunities Fund
Class Name	Investor Class
Trading Symbol	OBIOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Oberweis International Opportunities Fund (“OBIOX” or the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at no cost online at https://oberweisfunds.com/solutions/mutual-funds/, or by calling 800-245-7311.
Additional Information Phone Number	800-245-7311
Additional Information Website	https://oberweisfunds.com/solutions/mutual-funds/
Expenses [Text Block]
What were your Fund costs for the last six months? (based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Oberweis International Opportunities Fund - Investor Class	$76	1.35%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	1.35%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Net Assets	$ 401,283,346
Holdings Count	79
Advisory Fees Paid, Amount	$ 1,775,793
Investment Company, Portfolio Turnover	74.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of June 30, 2025)

Net Assets	Number of Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$401,283,346	79	74%	$1,775,793

Holdings [Text Block]

What did the Fund invest in?   (as of June 30, 2025) (unaudited)

Asset Allocation (% of Net Assets)

Equities	97.7
Short-Term Investments	1.4
Other Assets less Liabilities	0.9

Top Ten Holdings (% of Net Assets)

Ryohin Keikaku Co. Ltd.	3.4
Food & Life Cos. Ltd.	3.2
CTS Eventim AG & Co.	2.7
Intermediate Capital Group PLC	2.4
Sanrio Co. Ltd.	2.3
Games Workshop Group PLC	2.2
Alamos Gold, Inc.	2.2
Gjensidige Forsikring ASA	2.1
BayCurrent, Inc.	2.1
Storebrand ASA	2.0

Top Ten Industries (% of Net Assets)

Specialty Retail	8.5
Machinery	7.8
Insurance	7.7
Capital Markets	6.8
Hotels, Restaurants & Leisure	6.4
Aerospace & Defense	5.9
Construction & Engineering	4.2
Information Technology Services	4.0
Broadline Retail	3.4
Entertainment	3.4

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Ryohin Keikaku Co. Ltd.	3.4
Food & Life Cos. Ltd.	3.2
CTS Eventim AG & Co.	2.7
Intermediate Capital Group PLC	2.4
Sanrio Co. Ltd.	2.3
Games Workshop Group PLC	2.2
Alamos Gold, Inc.	2.2
Gjensidige Forsikring ASA	2.1
BayCurrent, Inc.	2.1
Storebrand ASA	2.0

Oberweis International Opportunities Fund | Institutional Class [Member]
Shareholder Report [Line Items]
Fund Name	Oberweis International Opportunities Fund
Class Name	Institutional Class
Trading Symbol	OBIIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Oberweis International Opportunities Fund (“OBIIX” or the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at no cost online at https://oberweisfunds.com/solutions/mutual-funds/, or by calling 800-245-7311.
Additional Information Phone Number	800-245-7311
Additional Information Website	https://oberweisfunds.com/solutions/mutual-funds/
Expenses [Text Block]
What were your Fund costs for the last six months? (based on a hypothetical $1,000,000 investment)
	Costs of a $1,000,000 investment	Costs paid as a percentage of a $1,000,000 investment
Oberweis International Opportunities Fund - Institutional Class	$6,162	1.10%

Expenses Paid, Amount	$ 6,162
Expense Ratio, Percent	1.10%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Net Assets	$ 401,283,346
Holdings Count	79
Advisory Fees Paid, Amount	$ 1,775,793
Investment Company, Portfolio Turnover	74.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of June 30, 2025)

Net Assets	Number of Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$401,283,346	79	74%	$1,775,793

Holdings [Text Block]

What did the Fund invest in?   (as of June 30, 2025) (unaudited)

Asset Allocation (% of Net Assets)

Equities	97.7
Short-Term Investments	1.4
Other Assets less Liabilities	0.9

Top Ten Holdings (% of Net Assets)

Ryohin Keikaku Co. Ltd.	3.4
Food & Life Cos. Ltd.	3.2
CTS Eventim AG & Co.	2.7
Intermediate Capital Group PLC	2.4
Sanrio Co. Ltd.	2.3
Games Workshop Group PLC	2.2
Alamos Gold, Inc.	2.2
Gjensidige Forsikring ASA	2.1
BayCurrent, Inc.	2.1
Storebrand ASA	2.0

Top Ten Industries (% of Net Assets)

Specialty Retail	8.5
Machinery	7.8
Insurance	7.7
Capital Markets	6.8
Hotels, Restaurants & Leisure	6.4
Aerospace & Defense	5.9
Construction & Engineering	4.2
Information Technology Services	4.0
Broadline Retail	3.4
Entertainment	3.4

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Ryohin Keikaku Co. Ltd.	3.4
Food & Life Cos. Ltd.	3.2
CTS Eventim AG & Co.	2.7
Intermediate Capital Group PLC	2.4
Sanrio Co. Ltd.	2.3
Games Workshop Group PLC	2.2
Alamos Gold, Inc.	2.2
Gjensidige Forsikring ASA	2.1
BayCurrent, Inc.	2.1
Storebrand ASA	2.0

Oberweis Focused International Growth Fund | Institutional Class [Member]
Shareholder Report [Line Items]
Fund Name	Oberweis Focused International Growth Fund
Class Name	Institutional Class
Trading Symbol	OFIGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Oberweis Focused International Growth Fund (“OFIGX” or the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at no cost online at https://oberweisfunds.com/solutions/mutual-funds/, or by calling 800-245-7311.
Additional Information Phone Number	800-245-7311
Additional Information Website	https://oberweisfunds.com/solutions/mutual-funds/
Expenses [Text Block]
What were your Fund costs for the last six months? (based on a hypothetical $100,000 investment)
	Costs of a $100,000 investment	Costs paid as a percentage of a $100,000 investment
Oberweis Focused International Growth Fund - Institutional Class	$538	0.95%

Expenses Paid, Amount	$ 538
Expense Ratio, Percent	0.95%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Net Assets	$ 12,281,203
Holdings Count	41
Advisory Fees Paid, Amount	$ 39,883
Investment Company, Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of June 30, 2025)

Net Assets	Number of Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$12,281,203	41	46%	$39,883

Holdings [Text Block]

What did the Fund invest in?   (as of June 30, 2025) (unaudited)

Asset Allocation (% of Net Assets)

Equities	95.8
Short-Term Investments	4.3
Other Liabilities less Assets	(0.1)

Top Ten Holdings (% of Net Assets)

Rolls-Royce Hldgs. PLC	6.5
Rheinmetall AG	6.0
Sony Group Corp.	4.6
Spotify Technology SA	4.4
UniCredit SpA	4.1
Heidelberg Materials AG	3.3
Siemens Energy AG	3.0
SAP SE	3.0
NEC Corp.	3.0
HSBC Hldgs. PLC	2.9

Top Ten Industries (% of Net Assets)

Aerospace & Defense	12.5
Banks	11.7
Insurance	7.7
Pharmaceuticals	6.4
Entertainment	6.3
Software	5.0
Household Durables	4.6
Electrical Equipment	4.3
Industrial Conglomerates	4.0
Hotels, Restaurants & Leisure	3.3

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Rolls-Royce Hldgs. PLC	6.5
Rheinmetall AG	6.0
Sony Group Corp.	4.6
Spotify Technology SA	4.4
UniCredit SpA	4.1
Heidelberg Materials AG	3.3
Siemens Energy AG	3.0
SAP SE	3.0
NEC Corp.	3.0
HSBC Hldgs. PLC	2.9